Other disclosures (Details) $ in Thousands	Jun. 30, 2024 USD ($) $ / $ Payment	Jun. 30, 2023 USD ($)
Capital and other commitments [Abstract]
Commitments	$ 2,419	$ 2,812
Rhyolite Ridge [Member] | Boundary Peak Minerals LLC [Member]
Contingent liabilities [Abstract]
Number of progress payments made | Payment	4
Contingent liability settlement payable amount	$ 3,000
Exchange rate | $ / $	0.75
Payable within One Year [Member]
Capital and other commitments [Abstract]
Water rights	$ 498	518
Non-cancellable operating lease rental commitments	267	252
Exploration and evaluation expenditure commitments	216	170
Commitments	981	940
Payable After One Year but not Later than Five Years [Member]
Capital and other commitments [Abstract]
Water rights	953	1,370
Non-cancellable operating lease rental commitments	54	71
Exploration and evaluation expenditure commitments	432	432
Commitments	1,439	1,872
Payable Later than Five Years [Member]
Capital and other commitments [Abstract]
Water rights	0	0
Non-cancellable operating lease rental commitments	0	0
Exploration and evaluation expenditure commitments	0	0
Commitments	$ 0	$ 0